N-2 - USD ($)				3 Months Ended
		Aug. 02, 2022	Jun. 30, 2022	Sep. 30, 2022		Jun. 30, 2022		Mar. 31, 2022		Dec. 31, 2021		Sep. 30, 2021		Jun. 30, 2021		Mar. 31, 2021		Dec. 31, 2020		Sep. 30, 2020		Jun. 30, 2020
Cover [Abstract]
Entity Central Index Key		0001278752
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		APOLLO INVESTMENT CORP
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses:
Sales load (as a percentage of offering price)	—%
Offering expenses (as a percentage of offering price)	1.00	%(1)
Dividend reinvestment plan expenses	—	%(2)
Total common stockholder transaction expenses (as a percentage of offering price)	1.00%

Sales Load [Percent]		0.00%
Dividend Reinvestment and Cash Purchase Fees	[1]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]	1.00%
Other Transaction Expenses [Percent]		1.00%
Annual Expenses [Table Text Block]

Annual expenses (as percentage of net assets attributable to common stock) (3):
Management fees	3.60	%(4)
Incentive fees payable under investment advisory management agreement	2.11	%(5)
Interest and other debt expenses on borrowed funds	5.47	%(6)
Other expenses	1.46	%(7)

Total annual expenses	12.64	%(8)

Management Fees [Percent]	[3],[4]	3.60%
Interest Expenses on Borrowings [Percent]	[4],[5]	5.47%
Incentive Fees [Percent]	[4],[6]	2.11%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[7]	1.46%
Total Annual Expenses [Percent]	[4],[8]	12.64%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. These dollar amounts are based upon the assumption that our annual operating expenses (other than performance-based incentive fees) and leverage would remain at the levels set forth in the table above. Transaction expenses are not included in the following example. In the event that shares of our common stock to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement and any related free writing prospectus will restate this example to reflect the applicable sales load.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$102	$290	$458	$803
For example, if we assumed that we received our 5% annual return completely in the form of net realized capital gains on our investments, which results in a capital gains incentive fee earned, the projected dollar amount of total cumulative expenses set forth in the above illustration and the capital gains incentive fee would be as follows:

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (all of which is subject to a capital gains incentive fee)	$122	$338	$522	$872

Purpose of Fee Table , Note [Text Block]		The following table is intended to assist you in understanding the costs and expenses that an investor in shares of our common stock will bear directly or indirectly based upon the assumptions set forth below. The following table and example should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus supplement or the accompanying prospectus contains a reference to fees or expenses paid by “you,” “us” or “Apollo Investment,” or that “we” will pay fees or expenses, common stockholders will indirectly bear such fees or expenses as investors in Apollo Investment.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		The expenses of the dividend reinvestment plan per share are included in “Other expenses.”
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
SUPPLEMENTARY RISKS
Before you invest in our securities, you should be aware of various risks, including those described under the caption “Risk Factors” in the prospectus and elsewhere in our most recent Annual Report on Form
10-K,
in any applicable prospectus supplement and any related free writing prospectus, and in our other filings with the SEC, pursuant to Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act. You should carefully consider these risk factors, together with all of the other information included in this prospectus and accompanying prospectus supplement and any related free writing prospectus, before you decide whether to make an investment in our securities. The risks incorporated by reference herein and set out in the accompanying prospectus supplement and any related free writing prospectus are not the only risks we face. If any of the events described in any such risks occur, our business, financial condition and results of operations could be materially adversely affected. In such case, our net asset value and the trading price of our common stock could decline or the value of our preferred stock, debt securities, units, subscription rights, purchase contracts or warrants may decline, and you may lose all or part of your investment. You should also carefully review the cautionary statement in this prospectus referred to under “Forward-Looking Statements” below. See also “Incorporation by Reference” and “Available Information” in this prospectus.
Risks Relating to this Offering and Our Common Stock
MFIC Holdings may be deemed an affiliate of us under the Securities Act and will be subject to a lock-up.
MFIC Holdings may be considered an “affiliate” of the Company. In addition, pursuant to the purchase agreement, MFIC Holdings will be subject to a two-year
lock-up
from the date hereof from selling or otherwise disposing of any of our shares. Accordingly, even though the shares issued pursuant to this offering are registered under the Securities Act, the shares will be subject to limitations on their resale for a significant period of time. In addition to the above referenced lock-up,
the MFIC Holdings’ shares may not be resold except in compliance with the registration requirements of the Securities Act or under an exemption under Rule 144 or otherwise. Rule 144 permits our shares that have been acquired by a person who is an affiliate of ours, or has been an affiliate of ours within the past three months, to be sold into the market in an amount that does not exceed, during any three-month
period, the greater of:

•	one percent of the total number of shares of our common stock outstanding; or

•	the average weekly reported trading volume of our shares for the four calendar weeks prior to the sale.
Such sales are also subject to specific manner of sale provisions, a six-month
holding period requirement, notice requirements and the availability of current public information about us.
Rule 144 also provides that a person who is not deemed to have been an affiliate of ours at any time during the three months preceding a sale, and who has for at least six months beneficially owned shares of our common stock that are restricted securities, will be entitled to freely sell such shares of our common stock subject only to the availability of current public information regarding us. A person who is not deemed to have been an affiliate of ours at any time during the three months preceding a sale, and who has beneficially owned for at least one year shares of our common stock that are restricted securities, will be entitled to freely sell such shares of our common stock under Rule 144 without regard to the current public information requirements of Rule 144. When the shares issued pursuant to this offering become available for resale, the sale of these shares by the investor, whether pursuant to Rule 144 or otherwise, may have an immediate negative effect upon the price of our common stock.

Share Price [Table Text Block]
PRICE RANGE OF COMMON STOCK AND DISTRIBUTIONS
Our common stock is traded on the NASDAQ Global Select Market under the symbol “AINV.” The following table sets forth the range of high and low sales prices of our common stock as reported on the NASDAQ Global Select Market, the sales price as a percentage of net asset value for each fiscal quarter in each of the last two years and the most recent interim period. The stock quotations are interdealer quotations and do not include markups, markdowns or commissions.

	NAV Per Share (1)		Sales Price		Premium (Discount) of High Sales Price to NAV (2)	Premium (Discount) of Low Sales Price to NAV (2)	Dividends Declared
			High	Low
Year Ended March 31, 2023
Second quarter (through July 29, 2022)		*	$11.50	$11.01	*%	*%
First quarter	$15.52		13.59	10.07	(12.4)%	(35.12)%	0.36
Year Ended March 31, 2022
Fourth quarter	$15.79		$13.99	$12.29	(11.4)%	(22.2)%	0.36
Third quarter	16.08		13.57	11.75	(15.6)%	(26.9)%	0.36
Second quarter	16.07		14.10	12.35	(12.3)%	(23.1)%	0.36
First quarter	16.02		15.27	13.41	(4.7)%	(16.3)%	0.36
Year Ended March 31, 2021
Fourth quarter	$15.88		$14.94	$10.40	(5.9)%	(34.5)%	$0.36
Third quarter	15.59		11.98	7.33	(23.2)%	(53.0)%	0.36
Second quarter	15.44		10.40	7.95	(32.6)%	(48.5)%	0.36
First quarter	15.29		11.94	5.25	(21.9)%	(65.7)%	0.45

(1)
NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of the relevant quarter.

(2)	Calculated using the respective high or low sales price divided by the net asset value per share at the end of the relevant quarter.
*	NAV has not yet been finally determined for any day after June 30, 2022.

Lowest Price or Bid				$ 11.01		$ 10.07		$ 12.29		$ 11.75		$ 12.35		$ 13.41		$ 10.4		$ 7.33		$ 7.95		$ 5.25
Highest Price or Bid				11.5		13.59		13.99		13.57		14.1		15.27		14.94		11.98		10.4		11.94
Highest Price or Bid, NAV	[10]			$ 0	[9]	$ 15.52		$ 15.79		$ 16.08		$ 16.07		$ 16.02		$ 15.88		$ 15.59		$ 15.44		$ 15.29
Highest Price or Bid, Premium (Discount) to NAV [Percent]				0.00%	[9],[10]	(12.40%)	[11]	(11.40%)	[11]	(15.60%)	[11]	(12.30%)	[11]	(4.70%)	[11]	(5.90%)	[11]	(23.20%)	[11]	(32.60%)	[11]	(21.90%)	[11]
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				0.00%	[9],[10]	(35.12%)	[11]	(22.20%)	[11]	(26.90%)	[11]	(23.10%)	[11]	(16.30%)	[11]	(34.50%)	[11]	(53.00%)	[11]	(48.50%)	[11]	(65.70%)	[11]
Latest Share Price		$ 11.5
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]
CAPITALIZATION
The following table sets forth our actual capitalization at June 30, 2022. You should read this table together with “Use of Proceeds” described in this prospectus supplement and our most recent balance sheet included in our Quarterly Report on Form
10-Q
for the period ended June 30, 2022, filed with the SEC on August 2, 2022, which is incorporated by reference herein.
All amounts in thousands, except per share data

As of June 30, 2022
Actual (unaudited)
Cash and cash equivalents	$34,512

Debt	—
Borrowings under senior secured facility	1,127,172
2025 Notes	350,000
2026 Notes	125,000
Stockholders’ Equity	—
Common stock, par value $0.001 per share; 130,000,000 shares authorized, 63,518,718 shares issued and outstanding	62
Capital in excess of par value	2,077,124
Distributable earnings (1)	(1,091,199)

Total stockholders’ equity	985,987

Total capitalization	$2,588,159

(1)
Includes cumulative net investment income or loss, cumulative amounts of gains and losses realized from investment and foreign currency transactions and net unrealized appreciation or depreciation of investments and foreign currencies, and distributions paid to stockholders other than tax return of capital distributions. Distributable earnings is not intended to represent amounts we may or will distribute to our stockholders.

Risks Relating to this Offering and Our Common Stock
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to this Offering and Our Common Stock
MFIC Holdings may be deemed an affiliate of us under the Securities Act and will be subject to a lock-up.
MFIC Holdings may be considered an “affiliate” of the Company. In addition, pursuant to the purchase agreement, MFIC Holdings will be subject to a two-year
lock-up
from the date hereof from selling or otherwise disposing of any of our shares. Accordingly, even though the shares issued pursuant to this offering are registered under the Securities Act, the shares will be subject to limitations on their resale for a significant period of time. In addition to the above referenced lock-up,
the MFIC Holdings’ shares may not be resold except in compliance with the registration requirements of the Securities Act or under an exemption under Rule 144 or otherwise. Rule 144 permits our shares that have been acquired by a person who is an affiliate of ours, or has been an affiliate of ours within the past three months, to be sold into the market in an amount that does not exceed, during any three-month
period, the greater of:

•	one percent of the total number of shares of our common stock outstanding; or

•	the average weekly reported trading volume of our shares for the four calendar weeks prior to the sale.
Such sales are also subject to specific manner of sale provisions, a six-month
holding period requirement, notice requirements and the availability of current public information about us.
Rule 144 also provides that a person who is not deemed to have been an affiliate of ours at any time during the three months preceding a sale, and who has for at least six months beneficially owned shares of our common stock that are restricted securities, will be entitled to freely sell such shares of our common stock subject only to the availability of current public information regarding us. A person who is not deemed to have been an affiliate of ours at any time during the three months preceding a sale, and who has beneficially owned for at least one year shares of our common stock that are restricted securities, will be entitled to freely sell such shares of our common stock under Rule 144 without regard to the current public information requirements of Rule 144. When the shares issued pursuant to this offering become available for resale, the sale of these shares by the investor, whether pursuant to Rule 144 or otherwise, may have an immediate negative effect upon the price of our common stock.

Other Performance Based Incentive Fees
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 102
Expense Example, Years 1 to 3		290
Expense Example, Years 1 to 5		458
Expense Example, Years 1 to 10		803
Capital Gains Incentive Fee
Other Annual Expenses [Abstract]
Expense Example, Year 01		122
Expense Example, Years 1 to 3		338
Expense Example, Years 1 to 5		522
Expense Example, Years 1 to 10		$ 872
Common Stock
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as percentage of net assets attributable to common stock
Borrowings Under Senior Secured Facility
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal			$ 1,127,172
Borrowings Under Senior Secured Facility 2025 Notes
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal			350,000
Borrowings Under Senior Secured Facility 2026 Notes
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal			$ 125,000

[1]	The expenses of the dividend reinvestment plan per share are included in “Other expenses.”
[2]	Amount reflects estimated offering expenses of $300,000 and based on the shares of our common stock offered in this offering at a price of $15.5228 per share. MFIC Holdings has agreed to bear any expenses that we incur in connection with the offering of our shares of common stock under this prospectus supplement greater than $300,000. We estimate the total expenses payable by them in connection with the offering will be approximately $200,000.
[3]	Assumes that annual incentive fees earned by AIM remain consistent with our current fee structure adjusted for new debt and equity issuances, if applicable. Calculated based on the twelve-month average of gross assets for the year ended March 31, 2022. The calculation does not include the new lower fees, effective as of January 1, 2023, pursuant to the New Advisory Agreement. Effective April 1, 2018, the base management fee is calculated initially at an annual rate of 1.50% (0.375% per quarter) of the lesser of (i) the average of the value of the Company’s gross assets (excluding cash or cash equivalents but including other assets purchased with borrowed amounts) at the end of each of the two most recently completed calendar quarters and (ii) the average monthly value (measured as of the last day of each month) of the Company’s gross assets (excluding cash or cash equivalents but including other assets purchased with borrowed amounts) during the most recently completed calendar quarter; provided, however, in each case, the base management fee is calculated at an annual rate of 1.00% (0.25% per quarter) of the average of the value of the Company’s gross assets (excluding cash or cash equivalents but including other assets purchased with borrowed amounts) that exceeds the product of (A) 200% and (B) the value of the Company’s net asset value at the end of the prior calendar quarter. On January 16, 2019, we entered into a fee offset agreement with AIM in connection with revenue realized by AIM and its affiliates for the management of certain aircraft assets. We will receive an offsetting credit against total incentive fees otherwise due to AIM under the investment advisory management agreement. The amount offset will initially be 20% of the management fee revenue earned and incentive fee revenue realized by AIM and its affiliates in connection with managing aircraft assets on related insurance balance sheets (“New Balance Sheet Investments”), new aircraft managed account capital (“New Managed Accounts”) and new dedicated aircraft funds (“New Aircraft Funds”). Once the aggregate capital raised by New Aircraft Funds or New Managed Accounts and capital invested by the New Balance Sheet Investments exceeds $3 billion cumulatively, the fee offset will step down to 10% of the amount of incremental management fee revenue earned and incentive fee revenue realized by AIM and its affiliates. The fee offset will be in place for seven years, however the incentive fees realized by AIM and its affiliates after this seven-year period from applicable investments that were raised or made within the seven-year period will also be used to offset incentive fees payable to AIM by us. The offset will be limited to the amount of incentive fee payable by us to AIM and any unapplied fee offset which exceeds the incentive fees payable in a given quarter will carry forward to be credited against the incentive fees payable by us in subsequent quarters. For the year ended March 31, 2022, the fee offset was $0.2 million.
[4]	“Net assets attributable to common stock” equals average net assets for the twelve-month period ended March 31, 2022.
[5]	Our interest and other debt expenses are based on borrowing levels and interest rates consistent with the levels during the year ended March 31, 2022. As of March 31, 2022, we had $1,555.5. million in borrowings outstanding, consisting of $1,080.5 million outstanding under our senior secured credit facility, $350.0 million aggregate principal amount of our 2025 Notes and $125.0 million aggregate principal amount of our 2026 Notes. As of March 31, 2022, the Company had $26.9 million in standby letters of credit issued through the senior secured credit facility. The amount available for borrowing under the senior secured credit facility is reduced by any standby letters of credit issued.
[6]	Assumes that annual incentive fees earned by AIM remain consistent with our current fee structure adjusted for new debt and equity issuances, if applicable. Calculated based on the average of pre-incentive fee net investment income for the twelve-month period ended March 31, 2022, excluding any potential impact from the “Incentive Fee Cap” which could result in a reduction in the incentive fee. The calculation does not include the new lower fees, effective as of January 1, 2023, pursuant to the New Advisory Agreement. Beginning January 1, 2019, the incentive fee on pre-incentive fee net investment income is determined and paid quarterly in arrears by calculating the amount by which (x) the aggregate amount of the pre-incentive fee net investment income with respect of the current calendar quarter and each of the eleven preceding calendar quarters beginning with the calendar quarter that commences on or after April 1, 2018 (the “trailing twelve quarters”) exceeds (y) the preferred return amount in respect of the trailing twelve quarters. The preferred return amount is determined on a quarterly basis, and is calculated by summing the amounts obtained by multiplying 1.75% by the Company’s net asset value at the beginning of each applicable calendar quarter comprising the relevant trailing twelve quarters. The preferred return amount is calculated after making appropriate adjustments to the Company’s net asset value at the beginning of each applicable calendar quarter for Company capital issuances and distributions during the applicable calendar quarter. The amount of the Incentive Fee on Income paid to the Investment Adviser for a particular quarter equals the excess of the incentive fee on pre-incentive fee net investment income, so calculated less the aggregate incentive fee on pre-incentive fee net investment income that were paid to the Investment Adviser (excluding waivers, if any) in the preceding eleven calendar quarters comprising the relevant trailing twelve quarters. The Company pays the Investment Adviser an incentive fee with respect to our pre-incentive fee net investment income in each calendar quarter as follows: (1) no incentive fee in any calendar quarter in which our pre-incentive fee net investment income for the trailing twelve quarters does not exceed the preferred return amount. (2) 100% of our pre-incentive fee net investment income for the trailing twelve quarters, if any, that exceeds the preferred return amount but is less than or equal to an amount (the “catch-up amount”) determined by multiplying 2.1875% by the Company’s net asset value at the beginning of each applicable calendar quarter comprising the relevant trailing twelve quarters. (3) for any quarter in which the Company’s pre-incentive fee net investment income for the trailing twelve quarters exceeds the catch-up amount, the incentive fee will equal 20% of the amount of the Company’s pre-incentive fee net investment income for such trailing twelve quarters. The Incentive Fee on Income as calculated is subject to a cap (the “Incentive Fee Cap”). The Incentive Fee Cap in any quarter is an amount equal to (a) 20% of the Cumulative Pre-Incentive Fee Net Return (as defined below) during the relevant trailing twelve quarters less (b) the aggregate Incentive Fees on Income that were paid to the Investment Adviser (excluding waivers, if any) in the preceding eleven calendar quarters (or portion thereof) comprising the relevant trailing twelve quarters. For this purpose, “Cumulative Pre-Incentive Fee Net Return” during the relevant trailing twelve quarters means (x) Pre-Incentive Fee Net Investment Income in respect of the trailing twelve quarters less (y) any Net Capital Loss, since April 1, 2018, in respect of the trailing twelve quarters. If, in any quarter, the Incentive Fee Cap is zero or a negative value, the Company will pay no Incentive Fee on Income to the Investment Adviser in that quarter. If, in any quarter, the Incentive Fee Cap is a positive value but is less than the Incentive Fee on Income calculated in accordance with the calculation described above, the Company will pay the Investment Adviser the Incentive Fee Cap for such quarter. If, in any quarter, the Incentive Fee Cap is equal to or greater than the Incentive Fee on Income calculated in accordance with the calculation described above, the Company will pay the Investment Adviser the Incentive Fee on Income for such quarter. “Net Capital Loss” in respect of a particular period means the difference, if positive, between (i) aggregate capital losses, whether realized or unrealized, in such period and (ii) aggregate capital gains, whether realized or unrealized, in such period. The Incentive Fee on Capital Gains is determined and payable in arrears as of the end of each calendar year (or upon termination of the investment advisory management agreement). This fee shall equal 20.0% of the sum of the Company’s realized capital gains on a cumulative basis, calculated as of the end of each calendar year (or upon termination of the investment advisory management agreement), computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any Incentive Fees on Capital Gains previously paid to the Investment Adviser. The aggregate unrealized capital depreciation of the Company shall be calculated as the sum of the differences, if negative, between (a) the valuation of each investment in the Company’s portfolio as of the applicable calculation date and (b) the accreted or amortized cost basis of such investment. For accounting purposes only, we are required under GAAP to accrue a theoretical capital gains incentive fee based upon net realized capital gains and unrealized capital gain and loss on investments held at the end of each period. The accrual of this theoretical capital gains incentive fee assumes all unrealized capital gain and loss is realized in order to reflect a theoretical capital gains incentive fee that would be payable to the Investment Adviser at each measurement date. There was no accrual for theoretical capital gains incentive fee for the years ended March 31, 2022, 2021 and 2020. It should be noted that a fee so calculated and accrued would not be payable under the Advisers Act or the investment advisory management agreement, and would not be paid based upon such computation of capital gains incentive fees in subsequent periods. Amounts actually paid to the Investment Adviser will be consistent with the Advisers Act and formula reflected in the investment advisory management agreement which specifically excludes consideration of unrealized capital gain.
[7]	Includes our estimated overhead expenses, including payments under the administration agreement based on our allocable portion of overhead and other expenses incurred by Apollo Investment Administration, LLC in performing its obligations under the administration agreement.
[8]	“Total annual expenses” as a percentage of net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage our net assets and increase our total assets. The SEC requires that the “Total annual expenses” percentage be calculated as a percentage of net assets (defined as total assets less indebtedness), rather than the total assets, including assets that have been funded with borrowed monies. If the “Total annual expenses” percentage were calculated instead as a percentage of total assets, our “Total annual expenses” would be 4.88 % of total assets.
[9]	NAV has not yet been finally determined for any day after June 30, 2022.
[10]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of the relevant quarter.
[11]	Calculated using the respective high or low sales price divided by the net asset value per share at the end of the relevant quarter.